Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (without par value)
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	60.93
Maximum Aggregate Offering Price	$ 913,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 126,216.49
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933 based upon the average of high and low reported sales prices of the Registrant's Common Stock, without par value, as reported by the New York Stock Exchange Composite Transactions Tape on April 29, 2026. The registration fee has been calculated pursuant to Section 6(b) of the Securities Act.